UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	9-30-99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Fred A. Fern
Title:	President
Phone:	323-937-7110

Signature, Place and Date of Signing:

	Fred A. Fern				Los Angeles, CA			11-8-99
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:		88,490,000


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP			VALUE		SHARES	INV.		OTHER		AUTH
					CLASS					X1000				DISC		MGR
ABERCROMBIE & FITCH CO CL A    COM              002896207      262 7688.000 SH       SOLE                 7688.000
AMERICAN EXPRESS CO COM        COM              025816109     3766 27898.000SH       SOLE                27898.000
AT&T CORP COM                  COM              001957109     4354 100089.013SH      SOLE               100089.013
BEST BUY                       COM              086516101     4239 68364.000SH       SOLE                68364.000
BMC SOFTWARE INC COM           COM              055921100      427 5973.000 SH       SOLE                 5973.000
C H ROBINSON WORLDWIDE COM     COM              12541W100     2290 67975.000SH       SOLE                67975.000
CELESTICA INC SUB VTG SHS      COM              15101Q108     5806 117600.000SH      SOLE               117600.000
CHEVRON CORPORATION COM        COM              166751107      486 5481.000 SH       SOLE                 5481.000
CIRCUIT CITY STORE INC         COM              172737108     3093 73305.000SH       SOLE                73305.000
CISCO SYS INC COM              COM              17275R102     4012 58516.000SH       SOLE                58516.000
COSTCO WHSL CORP NEW           COM              221607104     1160 16112.000SH       SOLE                16112.000
GAP INC DEL COM                COM              364760108     2021 63163.157SH       SOLE                63163.157
GENERAL ELEC CO COM            COM              369604103     4740 39975.397SH       SOLE                39975.397
HEWLETT PACKARD CO COM         COM              428236103     1921 21162.885SH       SOLE                21162.885
HOME DEPOT INC COM             COM              437076102     6957 101383.678SH      SOLE               101383.678
INT'L BUSINESS MACHINES COM    COM              459200101     6192 51174.493SH       SOLE                51174.493
INTEL CORP COM                 COM              458140100      306 4123.455 SH       SOLE                 4123.455
JOHNSON & JOHNSON COM          COM              478160104     2715 29553.086SH       SOLE                29553.086
KOHLS CORP COM                 COM              500255104      490 7406.000 SH       SOLE                 7406.000
LEGATO SYS INC COM             COM              524651106      421 9656.000 SH       SOLE                 9656.000
LUCENT TECHNOLOGIES COM        COM              549463107     8433 129981.140SH      SOLE               129981.140
MEDTRONIC INC COM              COM              585055106     1815 51045.608SH       SOLE                51045.608
MERCK & CO INC COM             COM              589331107     1564 24134.320SH       SOLE                24134.320
MICROSOFT CORP COM             COM              594918104     5620 62062.000SH       SOLE                62062.000
MILLENIUM PHARMACEUTIC         COM              599902103     3159 48600.000SH       SOLE                48600.000
MONACO COACH CORP COM          COM              60886R103      757 31050.000SH       SOLE                31050.000
NCO GROUP INC COM              COM              628858102     2442 51950.000SH       SOLE                51950.000
NOKIA CORP                     COM              654490220     3463 38536.000SH       SOLE                38536.000
PFIZER INC COM                 COM              717081103     2323 64762.287SH       SOLE                64762.287
PHILLIPS PETROLEUM             COM              718507106      249 5100.000 SH       SOLE                 5100.000
QUALCOMM INC COM               COM              747525103      303 1600.000 SH       SOLE                 1600.000
SBC COMMUNICATIONS INC COM     COM              845333103      734 14379.512SH       SOLE                14379.512
SCHWAB CHARLES CP NEW COM      COM              808513105      274 8199.067 SH       SOLE                 8199.067
STRUTHERS INC COM NEW          COM              863582201        1 10000.000SH       SOLE                10000.000
SUN MICROSYSTEMS INC COM       COM              866810104     1214 13056.000SH       SOLE                13056.000
SUNRISE TECH INTL INC COM      COM              86769L103       71 15000.000SH       SOLE                15000.000
TAN RANGE EXPLORATION          COM              87535D102        3 12000.000SH       SOLE                12000.000
WASHINGTON MUT INC COM         COM              939322103      406 13864.000SH       SOLE                13864.000


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